Post-Employment Obligations - Schedule of Independent Actuaries Estimate for Expense Amount (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Current service cost		R$ 11	R$ 18	R$ 27
Interest on the actuarial obligation			1,592	1,159
Estimated total expense in 2024 as per actuarial report		(352)	(696)	(302)
Health plan [member]
IfrsStatementLineItems [Line Items]
Current service cost	$ 6	11	16	21
Interest on the actuarial obligation	262		361	232
Estimated total expense in 2024 as per actuarial report	268	(415)	(327)	70
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Current service cost	1		2	2
Interest on the actuarial obligation	1,055		1,224	883
Expected return on the assets of the Plan	(842)	1,464	633	(298)
Estimated total expense in 2024 as per actuarial report | $	214
Dental plan [member]
IfrsStatementLineItems [Line Items]
Current service cost				1
Interest on the actuarial obligation	5		7	5
Estimated total expense in 2024 as per actuarial report	$ 5	R$ (9)	R$ (8)	R$ (1)